QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
 Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 2/28

Date of reporting period: 11/30/2014

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2014 (unaudited)

Number of		% of Net
Shares	Security Description	Assets	Value

	COMMON STOCKS	96.57%

	COMPUTERS/SOFTWARE	4.71%
65,204	Activision Blizzard, Inc.		$1,411,667
14,599	SanDisk Corp.		1,510,412

			2,922,079

	DIVERSIFIED FINANCIAL SERVICES	16.26%
29,115	CIT Group Inc.		1,420,812
47,802	Invesco Limited		1,929,289
32,648	JPMorgan Chase & Co.		1,964,103
117,300	KeyCorp		1,583,550
155,485	Regions Financial Corp.		1,565,734
41,365	Suntrust Banks, Inc.		1,625,231

			10,088,719

	HEALTHCARE	9.48%
32,118	Abbott Laboratories		1,429,572
91,140	Pfizer Inc.		2,839,011
17,368	Stryker Corp.		1,613,661

			5,882,244

	INSURANCE	8.21%
14,257	ACE Limited		1,630,146
31,875	Lincoln National Corp.		1,805,081
24,308	The Allstate Corp.		1,656,590

			5,091,817

	INTEGRATED UTILITIES	10.52%
26,975	Halliburton Co.		1,138,345
48,938	Public Service Enterprise Group Inc.		2,044,630
44,930	Suncor Energy, Inc.		1,419,339
38,999	Wisconsin Energy Corp.		1,926,550

			6,528,864

	MEDIA	5.14%
17,841	The DIRECTV Group, Inc. Class A		1,564,834
19,054	Time Warner Inc.		1,621,877

			3,186,711

	MISCELLANEOUS MANUFACTURING	17.08%
8,792	3M Company		1,407,511
27,285	Analog Devices, Inc.		1,490,853
16,606	Eastman Chemical Co.		1,376,970
28,094	General Mills, Inc.		1,481,959
49,070	Kapstone Paper and Packaging Corp.		1,465,721
24,467	Regal-Beloit Corp.		1,769,453
35,753	Zoetis Inc.		1,606,382

			10,598,849

	OIL & GAS SERVICES	6.10%
18,383	Baker Hughes Inc.		1,047,831
72,430	Helix Energy Solutions Group		1,656,474
53,444	MRC Global Inc.		1,080,103

			3,784,408

	PROFESSIONAL SERVICE	1.79%
16,609	Manpower Group, Inc.		$1,110,478

	REAL ESTATE INVESTMENT TRUST	4.75%
16,718	Alexandria Real Estate Equities, Inc.		1,436,411
87,672	American Homes 4 Rent		1,507,958

			2,944,369

	RETAIL	4.74%
20,330	Bed Bath & Beyond Inc.		1,491,612
24,283	Kohl’s Corp.		1,447,753

			2,939,365

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2014 (unaudited)

Number of		% of Net
Shares	Security Description	Assets	Value

	TELECOMMUNICATIONS	2.45%
42,922	AT&T Inc.		$1,518,580

	TRANSPORTATION	5.34%
42,314	Delta Air Lines, Inc.		1,974,794
22,811	Thor Industries, Inc.		1,340,374

			3,315,168

	TOTAL COMMON STOCKS	96.57%	59,911,651

	SHORT TERM INVESTMENTS	3.27%
	Wells Fargo Advantage Treasury Plus
2,031,369	Money Market Fund 0.1%**		2,031,369

	TOTAL INVESTMENTS:	99.84%	61,943,020
	Other assets, net of liabilities	0.16%	98,369

	NET ASSETS	100.000%	$62,041,389

**Effective 7 day yield as of November 30, 2014

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30,2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	59,911,651	-	-	$59,911,651
Money Market	2,031,369	-	-	2,031,369

	$61,943,020	-	-	$61,943,020

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2014

At November 30, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $45,368,120 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,892,497
Gross unrealized depreciation	(1,348,966)

Net unrealized appreciation	$14,543,531

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2014 (unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	96.36%

	BANKS	16.48%
13,286	Associated Banc-Corp.		$245,525
8,780	Colony Financial Inc.		215,549
12,958	First Midwest Bancorp, Inc.		216,788
6,590	Hancock Holding Co.		215,559
19,181	National Penn Bancshares, Inc.		195,646
14,796	Old National Bancorp		210,103
11,938	Provident Financial Services		206,289
8,540	Sandy Spring Bancorp, Inc.		202,996
5,643	Webster Financial Corp.		177,585
5,991	WesBanco, Inc.		198,961

			2,085,001

	COMMERCIAL SERVICES	1.61%
7516	Korn/Ferry International		204,059

	COMPUTERS/SOFTWARE/DATA	4.93%
10,089	AVG Technologies NV		198,148
6,184	PTC Inc.		241,609
7,927	Sykes Enterprise, Inc.		183,669

			623,426

	DIVERSIFIED REAL ESTATE INVESTMENTS	8.70%
9,694	BioMed Realty Trust, Inc.		207,936
17,306	Cousins Properties, Inc.		211,826
34,222	Hersha Hospitality Trust		253,585
7,726	Kite Realty Group		210,765
3,682	Sun Communities, Inc.		216,833

			1,100,945

	EDUCATIONAL	0.28%
3,056	K12 Inc.		35,144

	FINANCE	1.86%
4,096	Piper Jaffray Companies, Inc.		235,110

	HEALTHCARE	4.07%
2,977	ICON PLC ADR		165,343
3,712	Molina Healthcare Inc.		189,757
15,576	Syneron Medical Ltd.		160,121

			515,221

	INSURANCE	7.43%
6,956	American Equity Investment Life Holding Co.		187,812
14,139	Crawford & Co. Class B		126,827
4,821	First American Financial Corp.		154,320
18,563	Radian Group Inc.		316,499
5,547	United Fire Group Inc.		154,595

			940,053

	INVESTMENT SERVICES	3.52%
3,641	GAMCO Investors, Inc. Class A		313,709
5,076	Kennedy-Wilson Holdings Inc.		131,925

			445,634

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2014 (unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	MEDIA	4.02%
40,452	Entravision Communications Class A		$261,320
23,759	Gray Television, Inc.		246,856

			508,176

	MISCELLANEOUS MANUFACTURING	17.43%
2,571	Clearwater Paper Corp.		170,354
3,720	Cytec Industries Inc.		178,932
6,434	EMCOR Group, Inc.		278,914
6,022	L. B. Foster Co. Class A		279,120
10,600	Global Brass & Copper Holdings, Inc.		129,850
2,936	Greif Inc. Class A		128,744
2,371	Kaiser Aluminum Corp.		172,561
6,104	Mueller Industries, Inc.		200,272
4,309	NetScout Systems, Inc.		164,388
4,618	A. Schulman, Inc.		176,685
7,330	Steelcase Inc.		128,422
7,729	Tower International Inc.		197,321

			2,205,563

	OIL & GAS SERVICES	4.78%
8,632	Bill Barrett Corp.		87,442
6,501	Helix Energy Solutions Group Inc.		148,678
17,388	Precision Drilling Corp.		111,979
5,815	Vectren Corp.		257,081

.			605,180

	PROFESSIONAL SERVICES	1.59%
8,790	TrueBlue, Inc.		201,731

	RETAIL	7.13%
5,647	The Cato Corp. Class A		226,558
8,289	Chico’s FAS, Inc.		131,546
5,343	The Finish Line, Inc. Class A		152,489
9,759	Kirkland’s Inc.		211,966
3,887	Weis Markets, Inc.		179,268

			901,827

	TECHNOLOGY	1.85%
2,690	Anixter International Inc.		233,761

	TRANSPORTATION	5.76%
4,092	Old Dominion Freight Line, Inc.		331,616
7,490	Swift Transportation Co.		217,734
3,048	Thor Industries, Inc.		179,101

			728,451

	UTILITIES	4.93%
7,638	Avista Corp.		263,129
3,474	PDC Energy, Inc.		102,518
6,990	Portland General Electric Co.		257,721

			623,368

	TOTAL COMMON STOCKS	96.36%	12,192,650

DGHM V2000 SMALLCAP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2014 (unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	3.03%
	Wells Fargo Advantage Treasury Plus
383,037	Money Market Fund 0.1%**		$383,037

	TOTAL INVESTMENTS:	99.38%	12,575,687
	Other assets, net of liabilities	0.62%	77,989

	NET ASSETS	100.00%	$12,653,676

**Effective 7 day yield as of November 30, 2014

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30,2014:

	Level 1		Level 2	Level 3

				Significant
			Other Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total

Common Stocks	$12,192,650		-	-	$12,192,650
Money Market	383,037		-	-	$383,037

	$12,575,687	-	-	-	$12,575,687

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2014

At November 30, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $11,467,179 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,237,718
Gross unrealized depreciation	(512,247)

Net unrealized appreciation	$725,471

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: January 27, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: January 27, 2015